INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 15,454	$ 12,080
Finished products	44,094	33,015
Total inventories	$ 59,548	$ 45,095